Accumulated Other Comprehensive Income (Loss) Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment [Roll Forward]
Balance, beginning	$ (11,334)	$ 265	$ 10,850	$ (2,071)	$ (2,071)	$ 2,202	$ (876)
Foreign currency translation	28,514	10,182	6,330	12,518	12,921	(4,273)	3,078
Balance, ending	17,180	10,447	17,180	10,447	10,850	(2,071)	2,202
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	(15,315)	(3,557)	(14,170)	(11,266)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges [Roll Forward]
Balance, beginning	(6,730)	(9,881)	(10,091)	(6,890)	(6,890)	2,176	(6,536)
Pretax (loss) income					(11,313)	(19,391)	3,230
Income tax expense (benefit)	5,647	1,259	5,305	3,981	3,962	6,847	(1,054)
Reversal of unrealized loss (gain)	15,956	1,641	19,771	4,753	6,439	5,641	10,377
Reversal of deferred income taxes	(5,849)	(585)	(7,211)	(1,701)	(2,289)	(2,019)	(3,841)
Hedge ineffectiveness	293		460			(225)
Income tax benefit	(107)		(169)			81
Balance, ending	(6,105)	(11,123)	(6,105)	(11,123)	(10,091)	(6,890)	2,176
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Balance, beginning						0	15
Reversal of unrealized gain							(15)
Balance, ending							0
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning	(18,064)	(9,616)	759	(8,961)	(8,961)	4,378	(7,397)
Pretax income (loss)	13,199	6,625	(7,840)	1,252	1,608	(23,664)	6,308
Income tax expense (benefit)	(5,647)	(1,259)	(5,305)	(3,981)	(3,962)	(6,847)	1,054
Reversal of unrealized loss (gain)	15,956	1,641	19,771	4,753	6,439	5,641	10,362
Reversal of deferred income taxes	5,849	585	7,211	1,701	2,289	2,019	3,841
Hedge ineffectiveness	293		460			(225)
Income tax benefit	(107)		(169)			81
Balance, ending	$ 11,075	$ (676)	$ 11,075	$ (676)	$ 759	$ (8,961)	$ 4,378